Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock; $0.0001 par value per share
Amount Registered | shares	31,525,813
Proposed Maximum Offering Price per Unit	2.35
Maximum Aggregate Offering Price	$ 74,085,660.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,231.23
Offering Note	(1) Amount to be Registered - In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The amount registered consists of 31,525,813 shares of Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock"), of GoodRx Holdings, Inc. (the "Registrant") that are issuable under the Registrant's 2020 Incentive Award Plan, as amended and the Registrant's 2020 Employee Stock Purchase Plan, as amended. (2) Proposed Maximum Offering Price per Unit - Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Class A common stock as reported on The Nasdaq Stock Market LLC on February 23, 2026. (3) Total Fee Offsets - The Registrant does not have any fee offsets.